Conservative Growth Lifestyle Fund (Prospectus Summary): | Conservative Growth Lifestyle Fund
Conservative Growth Lifestyle Fund .

VALIC COMPANY II

Supplement to the Statutory Prospectus dated January 1, 2012

Conservative Growth Lifestyle Fund . In the Fund Summary , the section Fees and Expenses of the Fund is hereby amended as follows:

The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:
Annual Fund Operating Expenses		Conservative Growth Lifestyle Fund
Management Fees		0.10%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.82%
Total Annual Fund Operating Expenses		1.02%
Expense Reimbursement		0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][2]	0.92%
[1]	The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

The table under the Expense Example is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Conservative Growth Lifestyle Fund	94	315	554	1,239